Impairment Charges on Financial Assets (Tables)	6 Months Ended
Sep. 30, 2021
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Summary of Impairment Charges on Financial Assets
Impairment charges (reversals) on financial assets for the six months ended September 30, 2021 and 2020 consisted of the following:

	For the six months ended September 30,
	2021	2020

	(In millions)
Loans and advances	¥13,855	¥224,996
Loan commitments	7,694	15,587
Financial guarantees	(2,779)	4,736

Total impairment charges on financial assets	¥18,770	¥245,319